Other Receivables and Other Income (Detail Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Proceeds from Related Party Debt	12,332	11,143
Directcash Payments Inc. [Member]
Proceeds from Related Party Debt	10,492	10,091